Loans - Recorded Investment in Nonaccrual and Loans Past Due 90 Days or More (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment in nonaccrual and loans past due 90 days or more	$ 11,172	$ 11,555	$ 6,056
Agricultural Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment in nonaccrual and loans past due 90 days or more	2,512	1,293	1,076
Commercial Real Estate Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment in nonaccrual and loans past due 90 days or more	4,899	5,163	326
Commercial Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment in nonaccrual and loans past due 90 days or more	3,744	3,409	1,826
Residential Real Estate Loans
Financing Receivable Recorded Investment Past Due [Line Items]
Recorded investment in nonaccrual and loans past due 90 days or more	$ 17	$ 1,690	$ 2,828